Retirement Benefits Schedule of Changes in Fair Value of Plan Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Fair value of plan assets, beginning of year	$ 40.1	$ 34.2
Actual return on plan assets	4.5	2.8
Employer contributions	3.8	4.1
Benefits paid	(1.6)	(2.2)
Cumulative translation adjustments	(3.1)	1.2
Fair value of plan assets, end of year	$ 43.7	$ 40.1